Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jan. 31, 2023
Accounting Policies [Line Items]
Revenue Earned by Timing of Revenue
The table below provides revenue earned by timing of revenue for the Successor Period, the Year to Date Predecessor Period, and the year ended January 31, 2022 (in thousands).

	Successor	Predecessor
Revenue Recognition Timing	August 4, 2022 to January 31, 2023	February 1, 2022 to August 3, 2022	Year Ended January 31, 2022
Over time	$79,025	$27,946	$45,117
Point in time	9,361	1,291	2,316

Total	$88,386	$29,237	$47,433

Changes in Fair Value of Warrants
A summary of the changes in the fair value of warrants for the Successor Period, the Year to Date Predecessor Period, and the year ended January 31, 2022, respectively, is as follows (in thousands):

	Successor
	Public	Private
Warrant liability - August 3, 2022	$4,226	$11,351
Exercise of warrants	—	(7,632)
Gain due to change in fair value of warrants	(2,853)	(2,511)

Warrant liability - January 31, 2023	$1,373	$1,208

		Predecessor
Warrant liability - January 31, 2021		$2,806
Issuance of warrants		528
Loss due to change in fair value of warrants		7,375

Warrant liability - January 31, 2022		$10,709

Warrant liability - January 31, 2022		$10,709
Issuance of warrants		519
Exercise of warrants		(5,900)
Loss due to change in fair value of warrants		2,059

Warrant liability - August 3, 2022		$7,387

Schedule of Deferred Debt Issuance Costs
For the Successor Period, the Year to Date Predecessor Period, and the year ended January 31, 2022, deferred debt issuance costs consisted of the following (in thousands):

Successor
Deferred debt issuance costs - August 4, 2022	$120
Direct costs paid	31
Amortization of debt issuance costs	(24)

Deferred debt issuance costs - January 31, 2023	$127

Predecessor
Deferred debt issuance costs - January 31, 2021	$1,425
Direct costs paid	35

Grant-date fair value of warrants issued	528
Amortization of debt issuance costs	(361)

Deferred debt issuance costs - January 31, 2022	$1,627

Deferred debt issuance costs - January 31, 2022	$1,627
Direct costs paid	118
Grant-date fair value of warrants issued	518
Amortization of debt issuance costs	(378)

Deferred debt issuance costs - August 3, 2022	$1,885

Summary of Receivables, Net of Allowance for Doubtful Accounts	As of January 31, 2023 and 2022, the Company’s accounts receivable consisted of the following (in thousands):

	Successor	Predecessor
	January 31, 2023	January 31, 2022
Accounts receivable, billed	$22,296	$17,084
Accounts receivable, unbilled	7,458	30
Less: Allowance for doubtful accounts	(145)	(68)

Accounts receivable, net	$29,609	$17,046

Summarizes Activity for Allowance for Doubtful Accounts
Activity in the allowance for doubtful accounts for the Successor Period and the Predecessor year ended January 31, 2022, was as follows (in thousands):

	Successor	Predecessor
	January 31, 2023	January 31, 2022
Balance at beginning of period	$133	$51
Charged to cost and expenses	32	40
Write-offs and recoveries	(20)	(23)

Balance at end of period	$145	$68

Summary of Deferred Contract Acquisition Costs Activity
A summary of deferred contract acquisition costs activity for the Successor Period, the Year to Date Predecessor Period, and the year ended January 31, 2022, is as follows (in thousands):

Successor
Deferred contract acquisition costs - August 4, 2022	$12,091
Capitalization of contract acquisition costs	4,915
Amortization of deferred contract acquisition costs	(3,799)

Deferred contract acquisition costs - January 31, 2023	$13,207

Deferred contract acquisition costs, current	$5,456
Deferred contract acquisition costs, net of current portion	7,751

Deferred contract acquisition costs - January 31, 2023	$13,207

Predecessor
Deferred contract acquisition costs - January 31, 2021	$10,137
Capitalization of contract acquisition costs	7,327
Amortization of deferred contract acquisition costs	(5,809)

Deferred contract acquisition costs - January 31, 2022	$11,655

Deferred contract acquisition costs, current	$4,174
Deferred contract acquisition costs, net of current portion	7,481

Deferred contract acquisition costs - January 31, 2022	$11,655

Deferred contract acquisition costs - January 31, 2022	$11,655
Capitalization of contract acquisition costs	3,574
Amortization of deferred contract acquisition costs	(3,458)

Deferred contract acquisition costs - August 3, 2022	$11,771

Summary of Estimated Useful Lives for Property and Equipment
The estimated useful lives for significant property and equipment categories are as follows:

Asset Classification	Estimated Useful Life
Computer hardware and purchase software	2 - 3 years
Furniture and fixtures	3 - 7 years
Leasehold improvements	Lesser of lease term or useful life

Schedule of Future Amortization Expense for Software Development Costs Capitalized	Future amortization expense for software development costs capitalized as of January 31, 2023, is as follows (in thousands):

2024	$93
2025	93
2026	67

Total	$253